Fair Value Measurements - Summary of Fair Value Measurement Inputs and Valuation Techniques (Details) - Khosla - Class K Common Stock	Sep. 30, 2021 yr d	Jan. 29, 2021 yr d
Risk-free interest rate
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivative liability, measurement input	1.53	1.16
Term to business combination
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivative liability, measurement input | yr	0.3	0.9
Expected volatility
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivative liability, measurement input	12.50	21.00
Stock Price
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivative liability, measurement input	10.18	10.00
Dividend yield
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivative liability, measurement input | d	0.000000	0.000000